DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	$ 9,966	$ 8,829
Interest rate and cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	6,324	4,843
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	2,228	2,433
Financial assets at fair value through profit or loss, category [member] | Interest rate and cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	300	816
Financial assets at fair value through profit or loss, category [member] | Inflation linked swap contract
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	$ 160	$ 170